Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction
Major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms. Wang Xiaojia	Legal shareholders of Fenghuang Ronghe and employees of the Group

Amounts of due from and due to related parties

As of December 31, 2023 and 2024, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	3,834	2,057
Due from Phoenix TV Group	53,611	71,262
Due from Fengyi Technology	—	3,085
Total	57,445	76,404
Amounts due to related parties:
Due to China Mobile	8	8
Due to Phoenix TV Group	20,793	20,316
Due to Fengyi Technology	1,369	4,003
Total	22,170	24,327

Non US listed part of the Phoenix TV Group
Related Party Transaction
Schedule of related party transactions

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(45,000)	(45,000)	(46,774)
Advertising and promotion expenses charged by Phoenix TV Group	(1,168)	(4,290)	(2,155)
Corporate administrative expenses charged by Phoenix TV Group	(1,071)	(943)	(822)
Trademark license fees charged by Phoenix TV Group	(3,803)	(5,548)	(4,233)
Project cost charged by Phoenix TV Group	(2,971)	(2,601)	(798)
Revenues earned from Phoenix TV Group	13,937	4,566	35,515

China Mobile
Related Party Transaction
Schedule of related party transactions

Transactions with China Mobile:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	3,160	4,914	4,338
Paid services revenues earned from and through China Mobile	23,297	17,916	10,090
Revenue sharing fees and bandwidth costs charged by China Mobile	(4,971)	(3,313)	(1,918)

Investees
Related Party Transaction
Schedule of related party transactions

Transactions with Investees:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Advertising revenues earned from/(agency service fees paid to) Fengyi Technology	48	197	1,422
Revenues earned from other investees	142	93	—